Deferred Income Tax Assets and Liabilities	12 Months Ended
Dec. 31, 2024
Net deferred tax assets and liabilities [abstract]
Deferred Income Tax Assets and Liabilities
17. Deferred Income Tax Assets and Liabilities
17.1 Details of deferred income tax assets and liabilities as of December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	December 31, 2023
	Assets		Liabilities		Net amount
Other provisions	￦	317,698	￦	—	￦	317,698
Allowances for credit losses		29,768		—		29,768
Impairment losses of property and equipment		8,516		(1,407)		7,109
Share-based payments		24,326		—		24,326
Provisions for acceptances and guarantees		48,917		—		48,917
Gains or losses on valuation of derivatives		238,875		(184,469)		54,406
Present value discount		14,471		(13)		14,458
Gains or losses on fair value hedge		—		(57,146)		(57,146)
Accrued interest		146		(213,708)		(213,562)
Deferred loan origination fees and costs		14,593		(179,868)		(165,275)
Advanced depreciation provision		—		(4,003)		(4,003)
Gains or losses on revaluation		313		(290,547)		(290,234)
Investments in subsidiaries and others		56,338		(216,908)		(160,570)
Gains or losses on valuation of security investment		912,706		(354,353)		558,353
Defined benefit liabilities		575,599		(26)		575,573
Accrued expenses		323,229		—		323,229
Retirement insurance expense		—		(627,556)		(627,556)
Adjustments to the prepaid contributions		—		(33,005)		(33,005)
Derivative-linked securities		5,735		(262,523)		(256,788)
Others*		1,066,496		(3,032,881)		(1,966,385)

		3,637,726		(5,458,413)		(1,820,687)

Offsetting of deferred income tax assets and liabilities		(3,363,501)		3,363,501		—

	￦	274,225	￦	(2,094,912)	￦	(1,820,687)

(In millions of Korean won)	December 31, 2024
	Assets		Liabilities		Net amount
Other provisions	￦	219,460	￦	—	￦	219,460
Allowances for credit losses		17,060		—		17,060
Impairment losses of property and equipment		10,543		(1,359)		9,184
Share-based payments		36,962		—		36,962
Provisions for acceptances and guarantees		16,172		(163)		16,009
Gains or losses on valuation of derivatives		296,164		(225,773)		70,391
Present value discount		11,952		(14)		11,938
Gains or losses on fair value hedge		—		(45,741)		(45,741)
Accrued interest		1,679		(262,437)		(260,758)
Deferred loan origination fees and costs		16,278		(189,207)		(172,929)
Advanced depreciation provision		—		(4,003)		(4,003)
Gains or losses on revaluation		313		(290,227)		(289,914)
Investments in subsidiaries and others		77,426		(248,692)		(171,266)
Gains or losses on valuation of security investment		489,018		(448,460)		40,558
Defined benefit liabilities		619,544		—		619,544
Accrued expenses		365,702		—		365,702
Retirement insurance expense		—		(590,749)		(590,749)
Adjustments to the prepaid contributions		—		(49,134)		(49,134)
Derivative-linked securities		6,883		(86,112)		(79,229)
Others *		1,244,462		(2,391,015)		(1,146,553)

		3,429,618		(4,833,086)		(1,403,468)

Offsetting of deferred income tax assets and liabilities		(3,150,794)		3,150,794		—

	￦	278,824	￦	(1,682,292)	￦	(1,403,468)

*	Includes Purchase Price Allocation (“PPA”) amount arising from the acquisition of KB Life Insurance Co., Ltd., KB Insurance Co., Ltd.
17.2 Unrecognized Deferred Income Tax Assets
17.2.1 No deferred income tax assets have been recognized for the deductible temporary differences of ￦3,914,339 million associated with investments in subsidiaries as of December 31, 2024, because it is not probable that these temporary differences will reverse in the foreseeable future.
17.2.2 No deferred income tax assets have been recognized for the deductible temporary differences of ￦98,004 million associated with others as of December 31, 2024, due to the uncertainty that these temporary differences will be realized in the future.
17.3 Unrecognized Deferred Income Tax Liabilities
17.3.1 No deferred income tax liabilities have been recognized for the taxable temporary differences of ￦1,744,044 million associated with investments in subsidiaries as of December 31, 2024, due to the following reasons:

•	The Group is able to control the timing of the reversal of the temporary differences.

•	It is probable that these temporary differences will not reverse in the foreseeable future.
17.3.2 No deferred income tax liabilities have been recognized as of December 31, 2024, for the taxable temporary differences of ￦65,288 million related to the initial recognition of goodwill arising from the merger of Housing and Commercial Bank in 2001.

17.4 Changes in cumulative temporary differences for the years ended December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	2023
	Beginning		Decrease		Increase		Ending
Deductible temporary differences
Other provisions	￦	739,371	￦	710,907	￦	1,174,261	￦	1,202,725
Allowances for credit losses		748		275		112,684		113,157
Impairment losses of property and equipment		22,975		19,765		27,564		30,774
Deferred loan origination fees and costs		51,605		12,445		16,118		55,278
Share-based payments		80,777		71,512		82,881		92,146
Provisions for acceptances and guarantees		150,140		150,140		185,290		185,290
Gains or losses on valuation of derivatives		513,151		513,151		904,830		904,830
Present value discount		76,399		76,399		54,815		54,815
Investments in subsidiaries and others		1,324,236		26,849		1,815,232		3,112,619
Gains or losses on valuation of security investment		7,811,132		7,807,818		3,453,142		3,456,456
Defined benefit liabilities		2,027,346		310,440		457,821		2,174,727
Accrued expenses		1,013,323		1,027,723		1,240,097		1,225,697
Derivative-linked securities		38,123		38,123		21,725		21,725
Others 1		2,650,802		1,209,862		1,611,920		3,052,860

		16,500,128		11,975,409		11,158,380		15,683,099

Unrecognized deferred income tax assets
Other provisions		3,880						404
Investments in subsidiaries and others		1,154,111						2,948,424
Others		95,274						85,346

		15,246,863						12,648,925
Tax rate (%) 2		26.5						26.4

Total deferred income tax assets	￦	4,264,566					￦	3,637,726

Taxable temporary differences
Gains or losses on fair value hedge	￦	(354,085)	￦	(354,085)	￦	(216,460)	￦	(216,460)
Accrued interest		(634,218)		(576,037)		(751,320)		(809,501)
Allowances for credit losses		(46,262)		(46,262)		—		—
Impairment losses of property and equipment		(3,448)		(160)		—		(3,288)
Deferred loan origination fees and costs		(690,979)		(690,979)		(666,878)		(666,878)
Advanced depreciation provision		(15,163)		(9,097)		(9,097)		(15,163)
Gains or losses on valuation of derivatives		(755,541)		(756,668)		(699,872)		(698,745)
Present value discount		(9,703)		(9,703)		(2,745)		(2,745)
Goodwill arising from the merger		(65,288)		—		—		(65,288)
Gains or losses on revaluation		(1,103,292)		(40,475)		(37,738)		(1,100,555)
Investments in subsidiaries and others		(1,311,712)		(153,737)		(976,380)		(2,134,355)
Gains or losses on valuation of security investment		(117,696)		(100,797)		(1,265,976)		(1,282,875)
Defined benefit liabilities		(3,014)		(2,917)		—		(97)
Retirement insurance expense		(2,193,624)		(92,124)		(270,034)		(2,371,534)
Adjustments to the prepaid contributions		(105,608)		(105,608)		(125,019)		(125,019)
Derivative-linked securities		(1,071,093)		(1,071,093)		(994,405)		(994,405)
Others 1		(12,763,953)		(1,690,382)		30,714		(11,042,857)

		(21,244,679)		(5,700,124)		(5,985,210)		(21,529,765)

Unrecognized deferred income tax liabilities
Goodwill arising from the merger		(65,288)						(65,288)
Investments in subsidiaries and others		(560,489)						(1,220,925)
Others		(446)						(446)

		(20,618,456)						(20,243,106)
Tax rate (%) 2		26.5						26.4

Total deferred income tax liabilities	￦	(5,638,051)					￦	(5,458,413)

1	Includes PPA amount arising from the acquisition of KB Life Insurance Co., Ltd., KB Insurance Co., Ltd.
2	T he rate of 26.4% has been applied for the deferred tax assets and liabilities expected to be utilized in periods after December 31, 2024.

(In millions of Korean won)	2024
	Beginning		Decrease		Increase		Ending
Deductible temporary differences
Other provisions	￦	1,202,725	￦	1,173,243	￦	800,375	￦	829,857
Allowances for credit losses		113,157		114,700		66,566		65,023
Impairment losses of property and equipment		30,774		21,585		29,263		38,452
Deferred loan origination fees and costs		55,278		11,323		17,705		61,660
Share-based payments		92,146		81,835		129,695		140,006
Provisions for acceptances and guarantees		185,290		185,290		60,642		60,642
Gains or losses on valuation of derivatives		904,830		904,830		1,122,015		1,122,015
Present value discount		54,815		54,815		45,274		45,274
Investments in subsidiaries and others		3,112,619		102,105		1,173,735		4,184,249
Gains or losses on valuation of security investment		3,456,456		3,450,487		1,848,240		1,854,209
Defined benefit liabilities		2,174,727		306,292		478,321		2,346,756
Accrued expenses		1,225,697		1,220,348		1,381,574		1,386,923
Derivative-linked securities		21,725		21,725		26,070		26,070
Others 1		3,052,860		1,222,782		2,076,926		3,907,004

		15,683,099		8,871,360		9,256,401		16,068,140

Unrecognized deferred income tax assets
Other provisions		404						404
Investments in subsidiaries and others		2,948,424						3,914,339
Others		85,346						98,004

		12,648,925						12,055,393
Tax rate (%)		26.4						26.4

Total deferred income tax assets	￦	3,637,726					￦	3,429,618

Taxable temporary differences
Gains or losses on fair value hedge	￦	(216,460)	￦	(43,200)	￦	—	￦	(173,260)
Accrued interest		(809,501)		(718,384)		(902,961)		(994,078)
Impairment losses of property and equipment		(3,288)		(179)		—		(3,109)
Deferred loan origination fees and costs		(666,878)		(666,878)		(716,693)		(716,693)
Advanced depreciation provision		(15,163)		(9,097)		(9,097)		(15,163)
Gains or losses on valuation of derivatives		(698,745)		(698,745)		(855,200)		(855,200)
Present value discount		(2,745)		(2,745)		(3,719)		(3,719)
Goodwill arising from the merger		(65,288)		—		—		(65,288)
Gains or losses on revaluation		(1,100,555)		(38,949)		(37,738)		(1,099,344)
Investments in subsidiaries and others		(2,134,355)		(146,755)		(680,823)		(2,668,423)
Gains or losses on valuation of security investment		(1,282,875)		(1,240,160)		(1,648,762)		(1,691,477)
Defined benefit liabilities		(97)		(97)		—		—
Retirement insurance expense		(2,371,534)		(326,432)		(192,585)		(2,237,687)
Adjustments to the prepaid contributions		(125,019)		(125,019)		(186,113)		(186,113)
Derivative-linked securities		(994,405)		(994,405)		(326,181)		(326,181)
Others 1		(11,042,857)		(2,848,140)		(282,927)		(8,477,644)

		(21,529,765)		(7,859,185)		(5,842,799)		(19,513,379)

Unrecognized deferred income tax liabilities
Goodwill arising from the merger		(65,288)						(65,288)
Investments in subsidiaries and others		(1,220,925)						(1,744,044)
Others		(446)						(522)

		(20,243,106)						(17,703,525)
Tax rate (%)		26.4						26.4

Total deferred income tax liabilities	￦	(5,458,413)					￦	(4,833,086)

1	Includes PPA amount arising from the acquisition of KB Life Insurance Co., Ltd., KB Insurance Co., Ltd.